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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-10223

ING Senior Income Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Senior Income Fund

The schedules are not audited.

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS REPORT As of November 30, 2007 (Unaudited)

				Bank Loan Ratings†
Principal Amount			Borrower\Tranche Description	Moody’s	S&P	Market Value
SENIOR LOANS*: 132.8%
Aerospace & Defense: 2.2%
			Avio Group	NR	NR
EUR	708,333		Term Loan, 6.222%, maturing December 13, 2014			$1,016,018
	$556,314		Term Loan, 7.638%, maturing December 13, 2014			542,058
EUR	708,333		Term Loan, 6.597%, maturing December 13, 2015			1,021,201
	$590,346		Term Loan, 8.125%, maturing December 13, 2015			578,170

			Delta Air Lines, Inc.	Ba2	BB-
	2,835,000		Term Loan, 7.360%, maturing April 30, 2012			2,700,338

			Delta Air Lines, Inc.	B2	B
	2,992,500		Term Loan, 8.082%, maturing April 30, 2012			2,876,005

			Dyncorp International, LLC	Ba2	BB
	2,169,188		Term Loan, 7.250%, maturing February 11, 2011			2,055,305

			Forgings International, Ltd.	NR	NR
	1,224,034		Term Loan, 7.970%, maturing August 11, 2014			1,224,034
GBP	214,683		Term Loan, 9.138%, maturing August 11, 2014			441,560
	$1,317,025		Term Loan, 8.220%, maturing August 11, 2015			1,317,025
GBP	231,803		Term Loan, 9.388%, maturing August 11, 2015			476,772

			Hawker Beechcraft Acquisition Company, LLC	Ba3	BB
	$6,770,319		Term Loan, 7.168%, maturing March 26, 2014			6,500,562
	735,650		Term Loan, 7.198%, maturing March 26, 2014			706,339

			Hexcel Corporation	Ba1	BB+
	637,969		Term Loan, 6.913%, maturing March 01, 2012			625,209

			McKechnie Aerospace DE, Inc.	Ba3	B+
	1,246,875		Term Loan, 7.200%, maturing May 11, 2014			1,186,090

			United Airlines, Inc.	B1	BB-
	3,985,000		Term Loan, 6.907%, maturing February 01, 2014			3,799,586

			US Airways Group, Inc.	B2	B+
	8,000,000		Term Loan, 7.283%, maturing March 24, 2014			7,496,664

			Wesco Aircraft Hardware Corporation	B1	BB-
	1,458,750		Term Loan, 7.450%, maturing September 29, 2013			1,431,398

			Wyle Holdings, Inc.	NR	BB-
	1,750,418		Term Loan, 7.420%, maturing January 28, 2011			1,724,162
						37,718,496
Automobile: 2.4%
			Dollar Thrifty Automotive Group, Inc.	B1	BB
	997,500		Term Loan, 6.907%, maturing June 15, 2014			967,575

		(1)	Federal-Mogul Corporation	NR	BBB+
	1,500,000		Debtor In Possession Term Loan, 6.550%, maturing December 31, 2007			1,494,413

			Ford Motor Company	Ba3	B+
	2,221,903		Term Loan, 8.700%, maturing December 15, 2013			2,080,761

			Hertz Corporation	Ba1	BB+
	6,599,083		Term Loan, 6.442%, maturing December 21, 2012			6,485,823
	1,500,000		Term Loan, 6.988%, maturing December 21, 2012			1,474,256

			KAR Holdings, Inc.	Ba3	B+
	4,987,500		Term Loan, 7.450%, maturing October 20, 2013			4,733,671

			Navistar International Corporation	NR	NR
	1,200,000		Term Loan, 6.853%, maturing January 19, 2012			1,166,700

			Oshkosh Truck Corporation	Ba3	BBB-
	20,737,500		Term Loan, 7.450%, maturing December 06, 2013			20,054,096

			SAF-Holland Group GmbH	NR	NR
	1,420,523		Term Loan, 7.072%, maturing November 30, 2014			1,385,010
	1,346,400		Term Loan, 7.572%, maturing November 30, 2015			1,326,204
						41,168,509
Beverage, Food & Tobacco: 3.3%
			Advance Food Company	B1	BB-
	872,199		Term Loan, 6.950%, maturing March 16, 2014			824,228

			ARAMARK Corporation	Ba3	BB-
	2,583,246		Term Loan, 7.198%, maturing January 26, 2014			2,470,875
	24,523,378		Term Loan, 7.198%, maturing January 26, 2014			23,456,611
	3,970,000		Term Loan, 7.198%, maturing January 26, 2014			3,797,305

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS REPORT As of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Beverage, Food & Tobacco (continued)
		B&G Foods, Inc.	Ba2	BB-
	$847,826	Term Loan, 7.060%, maturing February 23, 2013			$830,870

		Birds Eye Foods, Inc.	B1	B+
	861,667	Term Loan, 6.950%, maturing March 22, 2013			819,660

		Bolthouse Farms, Inc.	B1	B+
	1,935,302	Term Loan, 7.500%, maturing December 16, 2012			1,907,482

		Bumble Bee Foods, LLC	B1	B+
	1,800,000	Term Loan, 7.244%, maturing May 02, 2012			1,764,000

		Golden State Foods	B1	B+
	4,342,500	Term Loan, 6.710%, maturing February 28, 2011			4,212,225

		Iglo Birds Eye	NR	NR
EUR	568,424	Term Loan, 6.550%, maturing October 27, 2014			818,529
EUR	380,330	Term Loan, 6.550%, maturing October 27, 2014			547,673
EUR	51,247	Term Loan, 6.475%, maturing November 30, 2014			73,795
EUR	380,330	Term Loan, 6.925%, maturing October 27, 2015			547,673
EUR	568,424	Term Loan, 6.925%, maturing October 27, 2015			822,094
EUR	51,247	Term Loan, 6.850%, maturing November 30, 2015			74,116

		Pinnacle Foods Holding Corporation	B2	B
	$7,680,750	Term Loan, 7.948%, maturing April 02, 2014			7,315,914

		Sturm Foods, Inc.	B1	B
	2,985,000	Term Loan, 7.563%, maturing January 31, 2014			2,716,350

		United Biscuits	NR	NR
EUR	775,940	Term Loan, 6.879%, maturing December 14, 2014			1,084,598
GBP	1,000,000	Term Loan, 8.694%, maturing December 14, 2014			1,964,245

		Van Houtte, Inc.	B1	BB-
	$1,097,250	Term Loan, 7.698%, maturing July 19, 2014			1,069,819
	149,625	Term Loan, 7.698%, maturing January 19, 2015			139,151
					57,257,213
Buildings & Real Estate: 2.1%
		Capital Automotive, L.P.	Ba1	BB+
	9,994,732	Term Loan, 6.470%, maturing December 16, 2010			9,814,717

		Contech Construction Products, Inc.	Ba3	BB
	2,703,403	Term Loan, 6.729%, maturing January 31, 2013			2,595,267

		Custom Building Products, Inc.	B1	BB-
	4,299,216	Term Loan, 7.072%, maturing October 29, 2011			4,062,759

		Headwaters, Inc.	Ba2	BB+
	2,838,285	Term Loan, 6.790%, maturing April 30, 2011			2,777,716

		Hearthstone Housing Partners II, LLC	NR	NR
	4,147,059	Revolver, 4.643%, maturing December 01, 2007			4,043,382

		John Maneely Company	B3	B+
	4,549,444	Term Loan, 8.434%, maturing December 08, 2013			4,102,625

		KCPC Acquisition, Inc.	Ba2	B
	605,776	Term Loan, 7.201%, maturing May 22, 2014			578,517
	189,655	Term Loan, 7.438%, maturing May 22, 2014			181,121

		LaFarge Roofing	NR	NR
EUR	180,337	Term Loan, 6.425%, maturing March 31, 2015			224,138
EUR	441,573	Term Loan, 6.425%, maturing March 31, 2015			548,824
	$169,425	Term Loan, 7.500%, maturing March 31, 2015			143,870
EUR	409,551	Term Loan, 6.675%, maturing March 31, 2016			512,021
EUR	210,674	Term Loan, 6.675%, maturing March 31, 2016			263,385
	$171,654	Term Loan, 7.750%, maturing March 31, 2016			146,621

		Nortek, Inc.	Ba2	B+
	3,218,061	Term Loan, 7.080%, maturing August 27, 2011			3,041,068

		Shea Capital I, LLC	Ba3	BB-
	990,000	Term Loan, 7.200%, maturing October 27, 2011			846,450

		Tishman Speyer	Ba2	BB-
	2,000,000	Term Loan, 6.420%, maturing December 27, 2012			1,928,750
					35,811,231
Cargo Transport: 1.5%
		Baker Tanks, Inc.	B1	B
	3,482,500	Term Loan, 7.103%, maturing May 08, 2014			3,404,144

		Dockwise Transport N.V.	NR	NR
	1,368,524	Term Loan, 7.573%, maturing April 20, 2015			1,326,784
	1,000,000	Term Loan, 7.573%, maturing April 20, 2015			969,500
	1,000,000	Term Loan, 8.073%, maturing March 31, 2016			974,500
	1,368,524	Term Loan, 8.073%, maturing April 20, 2016			1,333,627

		Dockwise Transport N.V.	NR	NR
	750,000	Term Loan, 9.698%, maturing September 30, 2016			731,719
	700,000	Term Loan, 9.698%, maturing October 20, 2016			682,938

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS REPORT As of November 30, 2007 (Unaudited) (continued)

				Bank Loan Ratings†
Principal Amount			Borrower\Tranche Description	Moody’s	S&P	Market Value
Cargo Transport (continued)
			Gainey Corporation	B3	B-
	$1,159,429		Term Loan, 10.716%, maturing April 20, 2012			$784,547

			Greatwide Logistics Services, Inc.	B3	B
	3,225,625		Term Loan, 8.700%, maturing December 19, 2013			2,741,781

			Inmar, Inc.	B1	B
	721,375		Term Loan, 7.700%, maturing April 30, 2013			699,734

			Kenan Advantage Group, Inc.	B3	B+
	982,508		Term Loan, 7.948%, maturing December 16, 2011			957,946

		(2)	Neoplan USA Corporation	NR	NR
	143,921	(3)	Term Loan, 11.008%, maturing June 30, 2006			62,796

			Railamerica Transportation Corporation	NR	NR
	5,100,000		Term Loan, 7.120%, maturing August 14, 2008			5,010,750

			TNT Logistics	Ba2	BB-
	723,070		Term Loan, 7.726%, maturing November 04, 2013			706,078
	1,912,679		Term Loan, 8.086%, maturing November 04, 2013			1,883,988

			US Shipping Partners, L.P.	B1	BB-
	2,809,479		Term Loan, 8.698%, maturing March 31, 2012			2,739,242
						25,010,074
Cellular: 1.9%
			Alltel Communications, Inc.	Ba3	BB-
	4,250,000		Term Loan, maturing May 16, 2015			4,077,051

			Centennial Communications Corporation	Ba2	BB-
	15,581,024		Term Loan, 7.190%, maturing February 09, 2011			15,191,499

			Cricket Communications, Inc.	Ba2	B+
	5,925,000		Term Loan, 8.198%, maturing June 16, 2013			5,809,676

			NTELOS, Inc.	Ba3	BB-
	5,330,772		Term Loan, 7.080%, maturing August 24, 2011			5,253,475

			Telepak, Inc. / Cellular South	Ba3	B+
	2,244,375		Term Loan, 6.631%, maturing May 29, 2014			2,177,044
						32,508,745
Chemicals, Plastics & Rubber: 7.0%
			AZ Chem US, Inc.	B1	BB-
EUR	757,691		Term Loan, 6.981%, maturing February 28, 2013			1,009,185

			AZ Chem US, Inc.	Caa1	CCC+
	$333,333		Term Loan, 10.570%, maturing February 28, 2014			291,111

			Borsodchem Nyrt.	NR	NR
EUR	804,394		Term Loan, 6.512%, maturing April 15, 2015			1,133,622
EUR	804,394		Term Loan, 7.236%, maturing April 15, 2016			1,139,509

			Brenntag Holding GmbH & Co. KG	B1	B+
	$1,767,273		Term Loan, 7.387%, maturing January 17, 2014			1,686,273
	5,432,727		Term Loan, 7.387%, maturing January 17, 2014			5,183,729
EUR	500,000		Term Loan, 6.367%, maturing June 23, 2014			706,212
GBP	1,000,000		Term Loan, 8.854%, maturing September 21, 2014			1,979,671

			Celanese	Ba3	BB
	$5,900,000		Term Loan, 4.706%, maturing April 02, 2014			5,668,915
	13,034,500		Term Loan, 6.979%, maturing April 02, 2014			12,523,978

			Cristal Inorganic Chemicals, Inc.	Ba3	BB-
	3,700,000		Term Loan, 7.448%, maturing May 15, 2014			3,496,500

			Cristal Inorganic Chemicals, Inc.	B3	CCC+
	1,150,000		Term Loan, 10.948%, maturing November 15, 2014			1,022,063

			Flint Group	NR	NR
	936,821		Term Loan, 7.393%, maturing December 31, 2012			887,638
	1,290,100		Term Loan, 7.393%, maturing December 31, 2013			1,229,627
	2,333,333		Term Loan, 7.393%, maturing November 09, 2014			2,210,833
EUR	666,667		Term Loan, 7.002%, maturing December 31, 2014			929,418
	$353,279		Term Loan, 7.393%, maturing December 31, 2014			334,732

			Hawkeye Renewables, LLC	B3	NR
	3,703,125		Term Loan, 9.022%, maturing June 30, 2012			2,710,688

			Hexion Specialty Chemicals, Inc.	Ba3	B+
	990,000		Term Loan, 7.188%, maturing May 05, 2013			962,156
	1,764,000		Term Loan, 7.374%, maturing May 05, 2013			1,714,387
	9,618,338		Term Loan, 7.500%, maturing May 05, 2013			9,347,822
	2,088,508		Term Loan, 7.500%, maturing May 05, 2013			2,029,769

			Huntsman International, LLC	Ba1	BB+
	2,176,955		Term Loan, 6.533%, maturing August 16, 2012			2,139,614

			Ineos US Finance, LLC	Ba3	BB-
	3,474,070		Term Loan, 7.364%, maturing December 16, 2012			3,346,686
	4,325,402		Term Loan, 7.451%, maturing December 16, 2013			4,202,850

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS REPORT As of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Chemicals, Plastics & Rubber (continued)
EUR	141,779	Term Loan, 6.973%, maturing December 23, 2013			$201,635
EUR	802,023	Term Loan, 7.223%, maturing December 23, 2013			1,140,622
EUR	801,418	Term Loan, 7.737%, maturing December 23, 2013			1,139,762
EUR	141,715	Term Loan, 7.737%, maturing December 23, 2014			201,544
	$4,324,216	Term Loan, 7.858%, maturing December 23, 2014			4,201,698

		Innophos, Inc.	Ba1	BB-
	2,111,261	Term Loan, 7.080%, maturing August 13, 2010			2,076,953

		Invista	Ba1	BBB-
	7,233,750	Term Loan, 6.698%, maturing April 29, 2011			7,046,881
	3,834,424	Term Loan, 6.698%, maturing April 29, 2011			3,735,369

		ISP Chemco, Inc.	Ba3	BB-
	4,987,500	Term Loan, 6.780%, maturing June 04, 2014			4,748,100

		JohnsonDiversey, Inc.	Ba2	BB-
	503,580	Term Loan, 6.878%, maturing December 16, 2010			495,082
	3,666,165	Term Loan, 6.878%, maturing December 16, 2011			3,604,299

		Kraton Polymers, LLC	Ba3	B+
	2,379,691	Term Loan, 7.250%, maturing May 12, 2013			2,278,554

		Lucite International US Finco, Ltd.	Ba3	BB-
EUR	675,845	Term Loan, 4.410%, maturing July 07, 2013			958,289
	$702,934	Term Loan, 7.450%, maturing July 07, 2013			680,967
	1,035,573	Term Loan, 7.450%, maturing July 07, 2013			1,003,211

		MacDermid, Inc.	B1	BB-
EUR	1,000,966	Term Loan, 6.976%, maturing April 09, 2014			1,421,113
	$2,119,722	Term Loan, 7.198%, maturing April 12, 2014			2,025,660

		Northeast Biofuels, LLC	B1	B+
	1,268,293	Term Loan, 8.448%, maturing June 30, 2013			1,141,464

		Polypore, Inc.	Ba3	BB-
	3,325,000	Term Loan, 7.060%, maturing July 03, 2014			3,212,781

		Rockwood Specialties Group, Inc.	Ba2	BB+
	9,745,669	Term Loan, 6.460%, maturing December 13, 2013			9,388,325

		Vertellus Specialties, Inc.	B3	B+
	2,345,313	Term Loan, 8.488%, maturing March 31, 2013			2,333,586
					120,922,883
Containers, Packaging & Glass: 3.9%
		Berry Plastics Corporation	Ba3	BB-
	11,908,953	Term Loan, 6.706%, maturing April 03, 2015			11,176,219

		Graham Packaging Company	B1	B+
	21,193,500	Term Loan, 7.661%, maturing October 07, 2011			20,382,192

		Graphic Packaging International, Inc.	Ba2	BB-
	10,507,761	Term Loan, 7.072%, maturing May 16, 2014			10,212,230

		Klockner Pentaplast	NR	NR
EUR	2,250,000	Term Loan, 7.275%, maturing November 30, 2015			2,788,256
	$2,499,375	Term Loan, 7.744%, maturing November 30, 2015			2,161,959

		Mauser AG	NR	NR
EUR	875,000	Term Loan, 6.545%, maturing June 13, 2013			1,120,608
EUR	875,000	Term Loan, 6.795%, maturing June 13, 2014			1,127,011
	$1,179,779	Term Loan, 7.198%, maturing June 13, 2015			1,032,306
	1,179,779	Term Loan, 7.448%, maturing June 13, 2016			1,038,205

		Owens-Illinois	Ba2	BB+
EUR	2,154,375	Term Loan, 5.639%, maturing April 01, 2008			2,979,824

		Pro Mach, Inc.	B1	B
	$2,462,500	Term Loan, 7.450%, maturing December 01, 2011			2,413,250

		Smurfit-Stone Container Corporation	Ba2	BB
	1,833,535	Term Loan, 7.300%, maturing November 01, 2011			1,798,296
	3,134,526	Term Loan, 7.420%, maturing November 01, 2011			3,074,283

		Tegrant Holding Company	B2	BB-
	497,500	Term Loan, 7.880%, maturing March 08, 2014			453,969

		Tegrant Holding Company	Caa2	CCC+
	500,000	Term Loan, 10.630%, maturing March 08, 2015			440,000

		Xerium Technologies, Inc.	B2	B+
	4,579,778	Term Loan, 7.948%, maturing May 18, 2012			4,247,744
					66,446,352
Data and Internet Services: 5.9%
		Activant Solutions, Inc.	B1	B+
	2,327,244	Term Loan, 6.953%, maturing May 02, 2013			2,193,427

		Acxiom Corporation	Ba2	BB
	1,813,333	Term Loan, 6.475%, maturing September 15, 2012			1,740,800

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS REPORT As of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Data and Internet Services (continued)
		Amadeus IT Group, S.A.	NR	NR
EUR	768,581	Term Loan, 6.567%, maturing July 31, 2013			$1,067,153
EUR	768,581	Term Loan, 6.817%, maturing July 31, 2013			1,072,267

		Audatex	B1	B+
	$3,233,750	Term Loan, 7.688%, maturing May 16, 2014			3,088,231

		Carlson Wagonlit Holdings, B.V.	Ba2	BB-
	2,750,000	Term Loan, 7.234%, maturing August 03, 2012			2,626,250

		First Data Corporation	Ba3	BB-
	250,000	Term Loan, 7.960%, maturing September 24, 2014			237,926
	5,496,923	Term Loan, 7.960%, maturing September 24, 2014			5,215,552
	2,203,846	Term Loan, 7.960%, maturing September 30, 2014			2,105,775

		Open Text Corporation	Ba3	BB
	1,882,652	Term Loan, 7.070%, maturing October 02, 2013			1,854,412

		Orbitz	B1	BB-
	13,000,000	Term Loan, 8.198%, maturing July 24, 2014			12,480,000

		Reynolds & Reynolds Company	Ba2	BB
	10,286,341	Term Loan, 7.198%, maturing October 26, 2012			9,990,609

		Reynolds & Reynolds Company	B3	B
	1,125,000	Term Loan, 10.698%, maturing October 26, 2013			1,105,313

		Sabre, Inc.	B1	B+
	19,117,064	Term Loan, 6.960%, maturing September 30, 2014			17,646,350

		Sitel, LLC	B2	BB-
	4,380,572	Term Loan, 7.453%, maturing January 30, 2014			3,986,320

		Sungard Data Systems, Inc.	Ba3	BB
	29,744,319	Term Loan, 6.898%, maturing February 28, 2014			28,762,132

		Transaction Network Services, Inc.	B1	BB-
	2,592,317	Term Loan, 7.479%, maturing March 28, 2014			2,553,432

		Travelport, Inc.	Ba3	BB-
	312,277	Term Loan, 7.448%, maturing August 23, 2013			297,778
	1,556,322	Term Loan, 7.448%, maturing August 23, 2013			1,484,064
	997,500	Term Loan, 7.448%, maturing May 23, 2014			948,872

		Verifone, Inc.	B1	BB
	1,063,125	Term Loan, 6.709%, maturing October 31, 2013			1,044,520
					101,501,183
Diversified / Conglomerate Manufacturing: 3.4%
		Aearo Technologies, Inc.	B1	B
	2,394,000	Term Loan, 7.448%, maturing June 01, 2014			2,373,802

		Aearo Technologies, Inc.	Caa1	B-
	1,800,000	Term Loan, 10.698%, maturing September 24, 2013			1,802,250

		Axia, Inc.	B3	B-
	2,456,250	Term Loan, 9.950%, maturing December 21, 2012			1,842,188

		BOC Edwards	B1	BB
	2,244,375	Term Loan, 7.081%, maturing May 31, 2014			2,064,825

		Brand Services, Inc.	B1	B
	2,361,404	Term Loan, 7.482%, maturing February 07, 2014			2,251,204
	1,250,000	Term Loan, maturing February 07, 2014			1,225,000

		Brand Services, Inc.	Caa1	CCC+
	1,600,000	Term Loan, 11.100%, maturing February 07, 2015			1,524,000

		Dresser, Inc.	B2	B+
	4,910,577	Term Loan, 7.446%, maturing May 04, 2014			4,717,837

		EPD, Inc.	B1	B+
	562,500	Term Loan, 7.300%, maturing July 31, 2014			544,687
	3,937,500	Term Loan, 7.460%, maturing July 31, 2014			3,812,811

		Ferretti S.P.A.	NR	NR
EUR	900,000	Term Loan, 4.715%, maturing March 31, 2015			1,270,907
EUR	900,000	Term Loan, 4.715%, maturing March 31, 2016			1,277,493

		Flextronics International, Ltd.	Ba1	BB+
	$833,333	Term Loan, 7.455%, maturing October 15, 2012			818,099
	1,812,500	Term Loan, 7.394%, maturing October 12, 2014			1,776,250
	520,833	Term Loan, 7.455%, maturing October 15, 2014			511,312

		Generac Power Systems, Inc.	B1	B
	4,455,000	Term Loan, 7.730%, maturing November 09, 2013			3,875,053

		Gentek Holding Corporation	Ba3	BB-
	383,623	Term Loan, 6.660%, maturing February 28, 2011			380,746
	2,139,864	Term Loan, 7.304%, maturing February 28, 2011			2,123,815

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS REPORT As of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Diversified / Conglomerate Manufacturing (continued)
		Goodman Global Holdings, Inc.	Ba2	BB
	$1,081,071	Term Loan, 6.438%, maturing December 23, 2011			$1,072,963

		Mueller Group, Inc.	Ba3	BB+
	4,473,058	Term Loan, 6.726%, maturing May 24, 2014			4,275,497

		Norcross Safety Products, LLC	Ba1	BB
	3,723,090	Term Loan, 7.319%, maturing June 30, 2012			3,648,628

		Rexnord Corporation / RBS Global, Inc.	Ba2	BB-
	2,219,262	Term Loan, 7.495%, maturing July 19, 2013			2,166,555
	987,500	Term Loan, 7.642%, maturing July 19, 2013			964,047

		Sensata Technologies	Ba3	BB
EUR	1,975,014	Term Loan, 6.612%, maturing April 27, 2013			2,764,261
	$5,208,938	Term Loan, 6.760%, maturing April 27, 2013			4,959,654

		Sensus Metering Systems, Inc.	Ba3	BB
	151,375	Term Loan, 6.732%, maturing December 17, 2010			149,105
	2,329,894	Term Loan, 6.980%, maturing December 17, 2010			2,294,946

		Springs Window Fashions, LLC	B1	B+
	1,438,087	Term Loan, 8.000%, maturing December 31, 2012			1,351,801

		Textron Fastening Systems	B2	B+
	495,000	Term Loan, 8.698%, maturing August 11, 2013			485,100
					58,324,836
Diversified / Conglomerate Service: 2.7%
		Affinion Group	Ba2	BB
	3,937,668	Term Loan, 7.474%, maturing October 17, 2012			3,801,492

		AlixPartners, LLP	B1	BB-
	2,654,938	Term Loan, 7.250%, maturing October 12, 2013			2,596,861

		Brickman Group	Ba3	BB-
	2,487,500	Term Loan, 7.198%, maturing January 23, 2014			2,347,578

		Brock Holdings, Inc.	B1	B
	1,786,025	Term Loan, 7.142%, maturing February 26, 2014			1,734,677

		Catalina Marketing Corporation	Ba3	BB-
	3,000,000	Term Loan, 8.231%, maturing November 05, 2013			2,915,625

		Coach America Holdings, Inc.	B1	B+
	1,916,333	Term Loan, 6.602%, maturing April 20, 2014			1,693,559
	493,837	Term Loan, 8.048%, maturing April 20, 2014			436,428

		Fleetcor Technologies Operating Company, LLC	Ba3	B+
	663,333	Term Loan, 6.966%, maturing April 30, 2013			633,483

		Intergraph Corporation	B1	BB-
	2,792,584	Term Loan, 7.074%, maturing May 29, 2014			2,705,316

		ISS Global A/S	NR	NR
EUR	877,193	Term Loan, 6.729%, maturing December 31, 2013			1,246,904
EUR	122,807	Term Loan, 6.729%, maturing December 31, 2013			174,567

		ISTA International GmbH	NR	NR
EUR	2,502,783	Term Loan, 6.344%, maturing June 30, 2015			3,340,055
EUR	497,217	Term Loan, 6.344%, maturing June 30, 2015			663,554

		Mitchell International, Inc.	Ba3	B+
	$796,000	Term Loan, 7.198%, maturing March 28, 2014			736,300

		Mitchell International, Inc.	Caa1	CCC+
	250,000	Term Loan, 10.500%, maturing March 28, 2015			227,500

		Valley National Gases, Inc.	Ba3	BB-
	1,621,850	Term Loan, 7.371%, maturing February 28, 2014			1,540,758

		Valley National Gases, Inc.	B3	CCC+
	500,000	Term Loan, 10.822%, maturing August 28, 2014			475,000

		Valleycrest Companies, LLC	B1	B+
	1,986,891	Term Loan, 7.621%, maturing October 04, 2013			1,924,800

		Vertafore, Inc.	B1	B
	4,079,526	Term Loan, 7.515%, maturing January 31, 2012			3,936,742

		West Corporation	B1	BB-
	14,454,212	Term Loan, 7.283%, maturing October 24, 2013			13,835,889
					46,967,088
Diversified Nat’l Rsrcs, Precious Metals & Minerals: 2.6%
		Georgia Pacific Corporation	Ba2	BB+
	47,749,500	Term Loan, 7.370%, maturing December 20, 2012			45,438,758
					45,438,758
Ecological: 0.6%
		Allied Waste North America, Inc.	Ba3	BBB-
	3,297,953	Term Loan, 6.600%, maturing January 15, 2012			3,162,474
	2,267,891	Term Loan, 6.621%, maturing January 15, 2012			2,174,726

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS REPORT As of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Ecological (continued)
		IESI Corporation	B1	BB+
	$1,800,000	Term Loan, 6.610%, maturing January 21, 2012			$1,740,375

		Synagro Technologies, Inc.	Ba3	BB-
	1,097,250	Term Loan, 6.890%, maturing April 02, 2014			1,064,333

		Synagro Technologies, Inc.	Caa1	B-
	590,000	Term Loan, 9.640%, maturing October 02, 2014			564,925

		Wastequip, Inc.	Ba3	BB-
	232,065	Term Loan, 7.448%, maturing February 05, 2013			213,500
	1,194,270	Term Loan, 7.448%, maturing February 05, 2013			1,098,729
					10,019,062
Electronics: 1.1%
		Aeroflex, Inc.	Ba3	NR
	1,000,000	Term Loan, 8.119%, maturing August 15, 2014			958,750

		Decision One	NR	NR
	438,716	Term Loan, 12.000%, maturing April 15, 2010			394,844

		Euronet Worldwide, Inc.	Ba2	BB
	868,421	Term Loan, 7.118%, maturing April 14, 2014			854,309

		Freescale Semiconductor, Inc.	Baa3	BB
	2,632,259	Term Loan, 7.330%, maturing December 01, 2013			2,464,452

		Infor Global Solutions	B1	B+
EUR	992,500	Term Loan, 7.183%, maturing July 28, 2012			1,365,513
	$498,750	Term Loan, 7.950%, maturing July 28, 2012			471,319

		Infor Global Solutions	Caa2	CCC+
EUR	500,000	Term Loan, 10.976%, maturing March 02, 2014			673,279

		Kronos, Inc.	Ba3	B+
	$2,992,500	Term Loan, 7.448%, maturing June 11, 2014			2,854,097

		NXP, B.V.	Ba2	BB-
	1,750,000	Floating Rate Note, 7.993%, maturing October 15, 2013			1,653,750
EUR	1,500,000	Floating Rate Note, 7.482%, maturing October 15, 2013			1,948,485

		ON Semiconductor	Ba1	BB
	$2,679,664	Term Loan, 6.948%, maturing September 03, 2013			2,599,274

		SI International, Inc.	Ba3	B+
	2,276,674	Term Loan, 7.003%, maturing February 09, 2011			2,242,523
					18,480,595
Finance: 1.0%
		LPL Holdings, Inc.	B1	B
	7,468,734	Term Loan, 7.198%, maturing June 28, 2013			7,169,985

		Nuveen Investments, Inc.	Ba3	BB-
	2,000,000	Term Loan, 7.724%, maturing November 09, 2014			1,976,964

		Rent-A-Center, Inc.	Ba2	BB+
	2,417,650	Term Loan, 7.199%, maturing June 30, 2012			2,316,914

		Riskmetrics	Ba3	BB-
	1,791,000	Term Loan, 7.448%, maturing January 11, 2014			1,752,941

		TD Ameritrade Holding Corporation	Ba1	BB
	3,832,139	Term Loan, 6.320%, maturing December 31, 2012			3,738,332
					16,955,136
Foreign Cable, Foreign TV, Radio and Equipment: 4.6%
		Casema Bidco / Serpering Investments, B.V.	NR	NR
EUR	548,444	Term Loan, 6.669%, maturing November 14, 2014			791,419
EUR	284,889	Term Loan, 6.669%, maturing November 14, 2014			411,037
EUR	583,333	Term Loan, 7.169%, maturing November 14, 2014			841,766
EUR	583,333	Term Loan, 7.169%, maturing November 14, 2015			846,035
EUR	833,333	Term Loan, 7.169%, maturing November 14, 2015			1,208,427

		Com Hem	NR	NR
SEK	8,666,667	Term Loan, 6.668%, maturing April 30, 2015			1,308,806
SEK	8,000,000	Term Loan, 6.793%, maturing April 30, 2015			1,211,258

		Levana Holding 4 GmbH	NR	NR
EUR	1,122,227	Term Loan, 6.186%, maturing March 02, 2015			1,470,081
EUR	1,122,227	Term Loan, 6.402%, maturing March 02, 2016			1,478,294

		Numericable / YPSO France SAS	NR	NR
EUR	957,340	Term Loan, 6.642%, maturing July 30, 2014			1,338,838
EUR	1,561,975	Term Loan, 6.642%, maturing July 30, 2014			2,184,419
EUR	2,480,685	Term Loan, 6.642%, maturing July 30, 2014			3,469,233
EUR	694,875	Term Loan, 6.892%, maturing July 30, 2014			981,412
EUR	1,305,125	Term Loan, 6.892%, maturing July 30, 2014			1,843,303

		ProSiebenSat.1 Media AG	NR	NR
EUR	3,258,145	Term Loan, 6.587%, maturing May 09, 2015			4,398,352
EUR	146,593	Term Loan, 6.587%, maturing May 09, 2015			193,105

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS REPORT As of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Foreign Cable, Foreign TV, Radio and Equipment (continued)
		TDF S.A.	NR	NR
EUR	1,500,000	Term Loan, 6.373%, maturing January 31, 2015			$2,046,105
EUR	1,500,000	Term Loan, 6.625%, maturing January 31, 2016			2,055,515

		UPC Financing Partnership	Ba3	B
EUR	6,215,000	Term Loan, 6.302%, maturing December 31, 2014			8,579,741
EUR	3,722,638	Term Loan, 6.302%, maturing December 31, 2014			5,139,062
EUR	4,535,928	Term Loan, 6.302%, maturing December 31, 2014			6,261,800
EUR	1,741,434	Term Loan, 6.762%, maturing December 31, 2014			2,404,031
	7,000,000	Term Loan, 7.130%, maturing December 31, 2014			6,619,375

		Virgin Media Investment Holdings, Ltd.	Ba2	BB
GBP	4,715,588	Term Loan, 8.283%, maturing September 03, 2012			9,232,870
GBP	4,034,412	Term Loan, 8.283%, maturing September 03, 2012			7,899,164
GBP	674,157	Term Loan, 8.286%, maturing December 31, 2012			1,319,964
GBP	1,325,843	Term Loan, 8.286%, maturing December 31, 2012			2,595,929
					78,129,341
Gaming: 3.2%
		Cannery Casino Resorts, LLC	B2	BB
	$236,220	Term Loan, 3.209%, maturing May 18, 2013			224,409
	1,649,409	Term Loan, 7.199%, maturing May 18, 2013			1,566,939

		CCM Merger, Inc.	Ba3	BB-
	3,576,467	Term Loan, 7.203%, maturing July 13, 2012			3,469,173

		Centaur, LLC	B1	BB-
	1,649,123	Term Loan, 8.984%, maturing October 31, 2012			1,616,140

		Fontainebleau Las Vegas, LLC	B1	B+
	2,666,667	Term Loan, 8.948%, maturing June 06, 2014			2,520,000

		Golden Nugget, Inc.	B1	BB-
	1,113,636	Term Loan, 6.742%, maturing June 30, 2014			1,060,739

		Green Valley Ranch Gaming, LLC	B1	BB-
	958,636	Term Loan, 7.125%, maturing February 16, 2014			917,894

		Green Valley Ranch Gaming, LLC	Caa1	CCC+
	500,000	Term Loan, 8.331%, maturing August 16, 2014			460,000

		Greenwood Racing, Inc.	B2	BB-
	1,488,750	Term Loan, 7.080%, maturing November 28, 2011			1,419,895

		Isle Of Capri Casinos, Inc.	Ba3	BB+
	1,879,100	Term Loan, 6.572%, maturing November 25, 2013			1,768,703
	4,697,749	Term Loan, 6.741%, maturing November 25, 2013			4,421,756

		Las Vegas Sands, LLC	Ba3	BB
	6,384,000	Term Loan, 6.950%, maturing May 23, 2014			6,046,663

		Mississippi Band Of Choctaw Indians	Ba2	BB+
	1,917,391	Term Loan, 6.948%, maturing November 14, 2011			1,879,044

		New World Gaming Partners, Ltd.	Ba3	BB-
	750,000	Term Loan, 9.000%, maturing June 06, 2014			686,250
	3,750,000	Term Loan, 9.000%, maturing June 06, 2014			3,431,250

		Penn National Gaming, Inc.	Ba2	BBB-
	5,608,610	Term Loan, 6.713%, maturing October 03, 2012			5,553,836

		Riviera Holdings Corporation	B2	BB-
	500,000	Term Loan, 7.200%, maturing June 08, 2014			486,875

		Seminole Tribe Of Florida	Baa3	BBB
	427,530	Term Loan, 6.703%, maturing March 05, 2014			420,049
	1,429,555	Term Loan, 6.750%, maturing March 05, 2014			1,404,537
	1,442,915	Term Loan, 7.125%, maturing March 05, 2014			1,417,664

		Tropicana Entertainment - Landco	B2	BB-
	4,500,000	Term Loan, 7.448%, maturing July 03, 2008			4,365,000

		VML US Finance, LLC	B1	BB-
	2,400,000	Term Loan, 7.450%, maturing May 26, 2012			2,303,626
	7,800,000	Term Loan, 7.450%, maturing May 25, 2013			7,486,783
					54,927,225
Grocery: 0.1%
		Roundys Supermarkets, Inc.	Ba3	B+
	1,706,090	Term Loan, 8.460%, maturing November 03, 2011			1,676,234
					1,676,234
Healthcare, Education and Childcare: 14.0%
		Accellent, Inc.	B1	BB-
	2,947,500	Term Loan, 7.539%, maturing November 22, 2012			2,763,281

		Advanced Medical Optics, Inc.	Ba2	BB-
	995,000	Term Loan, 6.857%, maturing April 02, 2014			948,981

		AGA Medical Corporation	B1	BB-
	3,722,471	Term Loan, 7.170%, maturing April 28, 2013			3,559,613

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS REPORT As of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Healthcare, Education and Childcare (continued)
		AMN Healthcare, Inc.	Ba2	BB-
	$643,009	Term Loan, 6.948%, maturing November 02, 2011			$626,934

		Capella Healthcare, Inc.	B1	B+
	5,715,778	Term Loan, 7.698%, maturing November 30, 2012			5,594,318

		Catalent Pharma Solutions	Ba3	BB-
	5,741,166	Term Loan, 7.448%, maturing April 10, 2014			5,475,637

		CHG Medical Staffing, Inc.	Ba3	B+
	400,000	Term Loan, 7.698%, maturing June 20, 2012			383,000
	1,588,000	Term Loan, 7.456%, maturing December 20, 2012			1,520,510

		CHS/Community Health Systems, Inc.	Ba3	BB
	52,535,189	Term Loan, 7.331%, maturing July 25, 2014			50,394,958

		Concentra Operating Corporation	Ba2	B+
	2,793,000	Term Loan, 7.448%, maturing June 25, 2014			2,625,420

		CRC Health Corporation	Ba3	BB-
	1,821,243	Term Loan, 7.448%, maturing February 06, 2013			1,766,606
	1,479,470	Term Loan, 7.610%, maturing February 06, 2013			1,435,085

		Davita, Inc.	Ba1	BB+
	9,999,007	Term Loan, 6.706%, maturing October 05, 2012			9,643,932

		Education Management Corporation	B2	B+
	8,256,506	Term Loan, 7.000%, maturing June 01, 2013			7,855,033

		Emdeon Business Services, LLC	B1	BB-
	2,917,897	Term Loan, 7.450%, maturing November 16, 2013			2,830,360

		EMSC, L.P.	Ba1	BB
	3,210,619	Term Loan, 7.706%, maturing February 10, 2012			3,133,365

		Gambro	NR	NR
SEK	2,157,320	Term Loan, 6.805%, maturing June 05, 2014			328,744
SEK	2,193,365	Term Loan, 6.805%, maturing June 05, 2014			334,237
	662,291	Term Loan, 7.158%, maturing June 05, 2014			644,906
SEK	2,157,320	Term Loan, 7.305%, maturing June 05, 2015			330,432
SEK	2,193,365	Term Loan, 7.305%, maturing June 05, 2015			335,953
	$662,291	Term Loan, 7.658%, maturing June 05, 2015			648,218

		Gentiva Health Services, Inc.	Ba3	BB-
	3,394,594	Term Loan, 7.054%, maturing March 31, 2013			3,292,757

		Golden Gate National Senior Care Holdings, LLC	Ba3	BB-
	1,639,286	Term Loan, 7.559%, maturing March 14, 2011			1,614,696

		Harlan Sprague Dawley, Inc.	B2	BB-
	3,544,042	Term Loan, 7.776%, maturing July 11, 2014			3,446,581

		Harrington Holdings, Inc.	B1	BB-
	2,653,333	Term Loan, 7.448%, maturing December 31, 2013			2,567,100

		HCA, Inc.	Ba3	BB
	40,292,286	Term Loan, 7.448%, maturing November 17, 2013			38,674,309

		Health Management Associates, Inc.	Ba2	BB-
	8,955,000	Term Loan, 6.943%, maturing February 28, 2014			8,415,211

		Iasis Healthcare, LLC	Ba2	B+
	926,471	Term Loan, 5.960%, maturing March 15, 2014			881,885
	3,645,829	Term Loan, 7.066%, maturing March 15, 2014			3,470,373
	333,863	Term Loan, 7.124%, maturing March 15, 2014			317,796

		IM US Holdings, LLC	B1	BB
	4,987,500	Term Loan, 7.198%, maturing June 26, 2014			4,794,234

		inVentiv Health, Inc.	Ba3	BB-
	1,410,750	Term Loan, 6.560%, maturing July 15, 2014			1,336,686

		Lifepoint Hospitals, Inc.	Ba2	BB
	2,567,536	Term Loan, 7.165%, maturing April 15, 2012			2,460,709

		Multiplan, Inc.	B1	B+
	2,043,106	Term Loan, 7.322%, maturing April 12, 2013			1,981,813

		National Mentor, Inc.	B1	B+
	1,994,888	Term Loan, 7.200%, maturing June 29, 2013			1,954,990
	117,736	Term Loan, 7.320%, maturing June 29, 2013			115,381

		Nycomed	NR	NR
EUR	543,619	Term Loan, 7.209%, maturing December 10, 2014			727,872
EUR	1,418,795	Term Loan, 7.209%, maturing December 10, 2014			1,899,676
EUR	87,538	Term Loan, 7.209%, maturing December 10, 2014			117,207
EUR	55,762	Term Loan, 7.209%, maturing December 10, 2014			74,662
EUR	394,286	Term Loan, 7.209%, maturing December 10, 2014			527,923
EUR	543,619	Term Loan, 7.709%, maturing December 10, 2014			727,872
EUR	394,286	Term Loan, 7.709%, maturing December 10, 2014			527,923
EUR	55,762	Term Loan, 7.709%, maturing December 10, 2014			74,662

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS REPORT As of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Healthcare, Education and Childcare (continued)
EUR	87,538	Term Loan, 7.709%, maturing December 10, 2014			$117,207
EUR	1,418,795	Term Loan, 7.709%, maturing December 10, 2014			1,899,676

		Orthofix International / Colgate Medical	Ba3	BB+
	$1,870,909	Term Loan, 6.950%, maturing September 22, 2013			1,814,782

		Psychiatric Solutions, Inc.	Ba3	BB-
	863,972	Term Loan, 6.782%, maturing July 01, 2012			833,193

		Quintiles Transnational Corporation	B1	BB
	5,269,750	Term Loan, 7.200%, maturing March 31, 2013			5,107,268

		Renal Advantage, Inc.	NR	B+
	4,650,221	Term Loan, 8.097%, maturing October 06, 2012			4,522,340

		Select Medical Corporation	Ba2	BB-
	2,437,500	Term Loan, 7.009%, maturing February 24, 2012			2,323,749

		Sterigenics International, Inc.	B3	BB-
	2,449,138	Term Loan, 7.920%, maturing November 21, 2013			2,363,418

		Stiefel Laboratories, Inc.	B1	BB-
	1,613,012	Term Loan, 7.499%, maturing December 28, 2013			1,570,670
	2,108,863	Term Loan, 7.499%, maturing December 28, 2013			2,053,506

		Sun Healthcare Group, Inc.	Ba2	B+
	109,195	Term Loan, 3.947%, maturing April 12, 2014			105,373
	1,192,587	Term Loan, 7.106%, maturing April 12, 2014			1,150,846
	305,747	Term Loan, 7.229%, maturing April 12, 2014			295,046

		Surgical Care Affiliates, LLC	Ba3	B
	2,992,500	Term Loan, 7.448%, maturing December 29, 2014			2,756,841

		Team Health, Inc.	B1	BB-
	2,730,092	Term Loan, 7.347%, maturing November 23, 2012			2,603,825

		United Surgical Partners International, Inc.	Ba3	B
	256,048	Term Loan, 4.986%, maturing April 19, 2014			242,925
	2,086,290	Term Loan, 7.381%, maturing April 19, 2014			1,979,368

		Vanguard Health Holdings Company II, LLC	Ba3	B+
	10,972,156	Term Loan, 7.448%, maturing September 23, 2011			10,642,992

		Viant Holdings, Inc.	Ba3	B+
	997,500	Term Loan, 7.448%, maturing June 25, 2014			920,194

		VWR International, Inc.	B1	B+
EUR	2,500,000	Term Loan, 7.226%, maturing June 29, 2014			3,462,449
	$4,500,000	Term Loan, 7.698%, maturing June 29, 2014			4,277,813

		Warner Chilcott Holdings Company III, Ltd.	Ba3	BB-
	4,408,595	Term Loan, 7.106%, maturing January 18, 2012			4,272,665
	1,319,424	Term Loan, 7.198%, maturing January 18, 2012			1,278,742
					239,776,729
Home & Office Furnishings: 1.2%
		Buhrmann US, Inc.	Ba2	BB+
	2,163,437	Term Loan, 7.342%, maturing December 23, 2010			2,125,577

		Global Garden Products Italy, S.P.A.	NR	NR
EUR	1,250,000	Term Loan, 6.539%, maturing October 19, 2014			1,796,022
EUR	1,250,000	Term Loan, 7.039%, maturing October 19, 2015			1,805,170

		Hilding Anders	NR	NR
SEK	20,428,571	Term Loan, 6.690%, maturing December 15, 2014			3,075,051
EUR	371,429	Term Loan, 6.999%, maturing December 15, 2014			525,973

		National Bedding Company	B1	BB
	$4,159,753	Term Loan, 7.149%, maturing August 31, 2011			3,858,171

		Simmons Company	Ba2	BB-
	7,217,057	Term Loan, 7.336%, maturing December 19, 2011			6,917,101
					20,103,065
Insurance: 1.2%
		AmWINS Group, Inc.	B2	B-
	2,493,750	Term Loan, 7.806%, maturing June 08, 2013			2,182,031

		Applied Systems, Inc.	B1	B-
	1,980,000	Term Loan, 7.425%, maturing September 26, 2013			1,920,600

		Conseco, Inc.	Ba3	B+
	7,432,513	Term Loan, 6.809%, maturing October 10, 2013			6,850,302

		Crawford & Company	B1	BB-
	2,884,762	Term Loan, 7.450%, maturing October 30, 2013			2,798,219

		Hub International, Ltd.	B2	B+
	143,431	Term Loan, 3.241%, maturing June 13, 2014			136,618

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS REPORT As of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Insurance (continued)
	$2,037,377	Term Loan, 8.203%, maturing June 13, 2014			1,940,602

		Swett & Crawford	B2	B
	3,184,000	Term Loan, 7.464%, maturing April 03, 2014			$2,992,960

		USI Holdings Corporation	B2	B
	2,244,375	Term Loan, 7.950%, maturing May 05, 2014			2,148,989
					20,970,321
Leisure, Amusement, Entertainment: 5.5%
		24 Hour Fitness Worldwide, Inc.	Ba3	B+
	4,186,250	Term Loan, 7.809%, maturing June 08, 2012			4,060,663

		Alpha D2, Ltd.	NR	NR
	2,285,714	Term Loan, 7.915%, maturing December 31, 2013			2,214,857
	1,714,286	Term Loan, 7.915%, maturing December 31, 2013			1,661,143

		AMF Bowling Worldwide, Inc.	B1	B+
	3,117,188	Term Loan, 8.211%, maturing June 10, 2013			2,945,742

		Cedar Fair, L.P.	Ba3	BB
	7,897,525	Term Loan, 6.822%, maturing August 30, 2012			7,458,225

		Cinemark USA, Inc.	Ba3	B
	3,688,682	Term Loan, 6.663%, maturing October 05, 2013			3,523,267

		HIT Entertainment, Inc.	Ba3	B+
	4,558,253	Term Loan, 7.170%, maturing March 20, 2012			4,353,132

		Kerasotes Showplace Theater, LLC	B1	B-
	195,000	Revolver, 1.740%, maturing October 31, 2010			185,250
	483,753	Term Loan, 7.125%, maturing October 31, 2011			475,288

		London Arena & Waterfront Finance, LLC	Ba3	B
	1,182,000	Term Loan, 8.204%, maturing March 08, 2012			1,164,270

		Metro-Goldwyn-Mayer, Inc.	Ba3	B+
	17,075,149	Term Loan, 8.448%, maturing April 08, 2012			15,928,399
	33,411,293	Term Loan, 8.448%, maturing April 08, 2012			31,167,424

		NEP II, Inc.	B1	B
	4,474,999	Term Loan, 7.448%, maturing February 16, 2014			4,273,624

		Warner Music Group	Ba2	BB-
	14,976,937	Term Loan, 7.071%, maturing February 28, 2011			14,396,581
					93,807,865
Lodging: 1.5%
		Audio Visual Services Corporation	Ba3	B+
	1,500,000	Term Loan, 7.080%, maturing February 28, 2014			1,441,875

		Hotel Del Coronado	NR	NR
	24,600,000	Term Loan, 6.842%, maturing January 09, 2008			24,600,000
					26,041,875
Machinery: 1.3%
		Alliance Laundry Systems, LLC	Ba3	B+
	4,883,245	Term Loan, 7.637%, maturing January 27, 2012			4,828,308

		Enersys Capital, Inc.	Ba2	BB
	3,218,782	Term Loan, 6.761%, maturing March 17, 2011			3,118,195

		Kion Group	NR	NR
EUR	1,250,000	Term Loan, 7.047%, maturing February 28, 2015			1,766,799
EUR	1,250,000	Term Loan, 7.297%, maturing February 28, 2016			1,775,947

		LN Acquisition Corporation	B1	BB-
	$136,023	Term Loan, 7.290%, maturing July 11, 2014			133,982
	362,841	Term Loan, 7.300%, maturing July 11, 2014			357,398

		Maxim Crane Works, L.P.	B1	BB-
	3,491,250	Term Loan, 6.800%, maturing July 31, 2014			3,264,319

		NACCO Materials Handling Group, Inc.	NR	NR
	987,500	Term Loan, 6.823%, maturing March 21, 2013			950,469

		United Rentals, Inc.	Ba1	BB-
	4,776,812	Term Loan, 6.658%, maturing February 14, 2011			4,669,334
	604,207	Term Loan, 7.572%, maturing February 14, 2011			590,613
					21,455,364
Mining, Steel, Iron & Nonprecious Metals: 0.8%
		Continental Alloys & Services, Inc.	B2	B
	498,750	Term Loan, 7.698%, maturing June 15, 2012			493,763

		Noranda Aluminum Acquisition Corporation	Ba2	BB-
	889,875	Term Loan, 6.910%, maturing May 18, 2014			852,797

		Novelis	Ba2	BB
	3,428,906	Term Loan, 7.200%, maturing July 06, 2014			3,266,033
	1,558,594	Term Loan, 7.200%, maturing July 06, 2014			1,484,561

		Oglebay Norton Company	B1	BB-
	1,522,779	Term Loan, 7.500%, maturing July 31, 2011			1,499,937

		Oxbow Carbon and Minerals Holdings, LLC	B1	BB-
	4,117,447	Term Loan, 7.187%, maturing May 08, 2014			3,880,694

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS REPORT As of November 30, 2007 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower\Tranche Description	Moody’s	S&P	Market Value
Mining, Steel, Iron & Nonprecious Metals (continued)
$361,556	Term Loan, 7.198%, maturing May 08, 2014			$340,767

	Tube City IMS Corporation	Ba3	BB
1,331,149	Term Loan, 7.448%, maturing January 25, 2013			1,284,003
162,162	Term Loan, 7.548%, maturing January 25, 2013			156,419
				13,258,974
North American Cable: 13.1%
	Atlantic Broadband	B1	B
3,950,158	Term Loan, 7.450%, maturing August 10, 2012			3,833,300

	Bresnan Communications, LLC	B2	BB-
6,750,000	Term Loan, 7.103%, maturing September 29, 2013			6,458,906
3,253,061	Term Loan, 7.180%, maturing April 30, 2014			3,112,773

	Cequel Communications, LLC	B1	BB-
50,462,754	Term Loan, 7.211%, maturing November 05, 2013			47,343,247

	Cequel Communications, LLC	Caa1	B-
975,000	Term Loan, 9.411%, maturing May 05, 2014			922,594

	Charter Communications Operating, LLC	B1	B+
70,718,750	Term Loan, 6.990%, maturing March 06, 2014			66,054,000

	CSC Holdings, Inc.	Ba2	BB
39,237,867	Term Loan, 6.415%, maturing March 29, 2013			37,284,724

	Insight Midwest Holdings, LLC	Ba3	BB-
19,500,000	Term Loan, 7.000%, maturing April 06, 2014			18,902,813

	Knology, Inc.	B2	B
2,992,500	Term Loan, 7.480%, maturing June 30, 2012			2,925,169

	Mediacom Broadband, LLC	Ba3	BB
3,176,250	Term Loan, 6.214%, maturing March 31, 2010			3,025,378
15,524,685	Term Loan, 6.530%, maturing January 31, 2015			14,681,912

	Mediacom LLC Group	Ba3	BB
8,494,146	Term Loan, 6.530%, maturing January 31, 2015			8,013,318

	Quebecor Media, Inc.	B1	B
3,930,000	Term Loan, 7.243%, maturing January 17, 2013			3,841,575

	San Juan Cable, LLC	B1	BB-
3,932,508	Term Loan, 7.620%, maturing October 31, 2012			3,723,594

	WideOpenWest Finance, LLC	B2	B-
5,833,333	Term Loan, 7.540%, maturing June 28, 2014			5,483,333
				225,606,636
Oil & Gas: 5.6%
	Alon USA	B1	BB
219,444	Term Loan, 7.072%, maturing June 22, 2013			213,410
1,755,556	Term Loan, 7.072%, maturing June 22, 2013			1,707,278

	Atlas Pipeline Partners, L.P.	NR	BB-
8,000,000	Term Loan, 7.566%, maturing July 27, 2014			7,940,000

	CGGVeritas Services, Inc.	Ba2	BB-
2,856,000	Term Loan, 6.716%, maturing January 12, 2014			2,798,880

	Coffeyville Resources, LLC	Caa1	B-
1,203,165	Term Loan, 8.481%, maturing December 29, 2010			1,175,342
1,395,031	Term Loan, 8.481%, maturing December 28, 2013			1,362,771

	CR Gas Storage	Ba3	BB-
901,540	Term Loan, 6.408%, maturing May 13, 2011			866,981
554,965	Term Loan, 6.409%, maturing May 12, 2013			533,691
819,269	Term Loan, 7.323%, maturing May 12, 2013			787,864
5,045,267	Term Loan, 7.323%, maturing May 12, 2013			4,851,867

	Energy Transfer Company, L.P.	Ba2	NR
13,750,000	Term Loan, 6.648%, maturing February 08, 2012			13,399,086

	Helix Energy Solutions Group, Inc.	B1	BB+
7,701,916	Term Loan, 6.843%, maturing July 01, 2013			7,507,227

	Hercules Offshore, LLC	Ba3	BB
3,491,250	Term Loan, 6.990%, maturing July 11, 2013			3,392,186

	IFM Holdco	Ba3	BBB
497,500	Term Loan, 7.510%, maturing February 27, 2012			490,038

	Kinder Morgan, Inc.	Ba2	BB-
3,578,629	Term Loan, 6.330%, maturing May 30, 2014			3,407,527

	MEG Energy	Ba3	BB
720,000	Term Loan, 2.275%, maturing April 03, 2013			695,400
4,137,000	Term Loan, 7.200%, maturing April 03, 2013			4,026,335

	Pine Prairie Energy Center	B1	B+
791,477	Term Loan, 7.700%, maturing December 31, 2013			771,690

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS REPORT As of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Oil & Gas (continued)
		Semcrude, L.P.	Ba2	NR
	$6,708,188	Term Loan, 6.780%, maturing March 01, 2011			$6,506,942

		SG Resources Mississippi, LLC	B1	BB-
	3,200,000	Term Loan, 6.563%, maturing March 31, 2014			3,120,000

		Targa Resources, Inc.	Ba3	B+
	7,080,946	Term Loan, 6.920%, maturing October 31, 2012			6,960,570
	5,275,758	Term Loan, 7.168%, maturing October 31, 2012			5,186,070

		Venoco, Inc.	Caa1	B
	3,000,000	Term Loan, 8.938%, maturing September 20, 2011			2,940,000

		Vulcan Energy Corporation	Ba2	BB
	5,419,383	Term Loan, 6.379%, maturing August 12, 2011			5,310,995

		Western Refining, Inc.	B1	BB+
	10,810,050	Term Loan, 6.559%, maturing May 30, 2014			10,413,678
					96,365,828
Other Broadcasting and Entertainment: 1.4%
		Deluxe Entertainment Services Group, Inc.	B1	B
	137,795	Term Loan, 5.260%, maturing May 11, 2013			129,528
	2,981,256	Term Loan, 7.448%, maturing May 11, 2013			2,802,381
	270,713	Term Loan, 7.610%, maturing May 11, 2013			254,470

		DirecTV Holdings, LLC	Baa3	BBB-
	1,545,349	Term Loan, 6.322%, maturing April 13, 2013			1,530,432

		VNU	Ba3	B+
	20,887,334	Term Loan, 7.059%, maturing August 09, 2013			19,844,409
					24,561,220
Other Telecommunications: 2.7%
		Asurion Corporation	B2	B-
	15,250,000	Term Loan, 7.878%, maturing July 03, 2014			14,749,617

		BCM Ireland Holdings, Ltd.	Ba3	BB
EUR	2,083,333	Term Loan, 6.625%, maturing September 30, 2014			2,926,826
EUR	2,083,333	Term Loan, 6.875%, maturing September 30, 2015			2,941,682

		Cavalier Telephone	B2	B-
	$3,176,013	Term Loan, 9.950%, maturing December 31, 2012			3,064,852

		Consolidated Communications	Ba3	BB
	1,068,232	Term Loan, 6.948%, maturing October 14, 2011			1,054,879

		Fairpoint Communications, Inc.	B1	BB-
	1,388,889	Term Loan, 7.000%, maturing February 08, 2012			1,378,472

		Gabriel Communications	B2	CCC+
	498,750	Term Loan, 8.891%, maturing May 31, 2014			487,528

		Hargray Communications Group, Inc.	B1	B
	748,125	Term Loan, 7.448%, maturing June 29, 2014			723,811

		Hawaiian Telcom Communications, Inc.	Ba3	B-
	4,987,500	Term Loan, 7.450%, maturing June 01, 2014			4,740,723

		Iowa Telecommunications Services, Inc.	Ba3	BB-
	2,000,000	Term Loan, 6.985%, maturing November 23, 2011			1,946,562

		Kentucky Data Link, Inc.	B1	B
	4,224,425	Term Loan, 7.072%, maturing February 26, 2014			4,118,814

		One Communications	B2	B-
	2,858,571	Term Loan, 9.750%, maturing June 30, 2012			2,729,936

		PAETEC Holding Corporation	Ba3	B-
	805,366	Term Loan, 7.322%, maturing February 28, 2013			788,588

		Time Warner Telecom Holdings, Inc.	Ba2	B
	3,195,850	Term Loan, 6.830%, maturing January 07, 2013			3,073,609

		U.S. Telepacific Corporation	B1	CCC+
	990,002	Term Loan, 9.381%, maturing August 04, 2011			981,340
					45,707,239
Personal & Nondurable Consumer Products: 3.2%
		Advantage Sales And Marketing	B2	B-
	3,835,953	Term Loan, 6.897%, maturing March 29, 2013			3,689,707

		Bushnell Performance Optics	Ba3	BB-
	1,750,000	Term Loan, 8.634%, maturing August 24, 2013			1,723,750

		Fender Musical Instruments Corporation	B2	B+
	2,327,500	Term Loan, 7.650%, maturing June 09, 2014			2,147,119

		Gibson Guitar Corporation	B1	B
	744,375	Term Loan, 7.698%, maturing December 29, 2013			729,488

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS REPORT As of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Personal & Nondurable Consumer Products (continued)
		Huish Detergents, Inc.	B1	B+
$3,291,750		Term Loan, 7.200%, maturing April 26, 2014			$2,960,225

		Information Resources, Inc.	Ba2	B+
480,848		Term Loan, 6.746%, maturing May 16, 2014			454,402

		Jarden Corporation	Ba3	BB-
2,187,319		Term Loan, 6.948%, maturing January 24, 2012			2,112,280
12,323,810		Term Loan, 6.948%, maturing January 24, 2012			11,901,030
997,500		Term Loan, 7.698%, maturing January 24, 2012			976,511

		KIK Custom Products, Inc.	B1	B
73,171		Term Loan, 7.460%, maturing May 31, 2014			66,585
426,829		Term Loan, 7.460%, maturing May 31, 2014			388,415

		Mega Bloks, Inc.	Ba3	B+
977,500		Term Loan, 7.250%, maturing July 26, 2012			889,525

		Natural Products Group, LLC	B1	B+
1,592,142		Term Loan, 7.351%, maturing March 08, 2014			1,307,547

	(2)	Norwood Promotional Products	NR	NR
3,291,912		Revolver, 7.925%, maturing December 31, 2008			3,291,912
609,955		Term Loan, 11.875%, maturing August 17, 2009			609,955
16,081,521	(3)	Term Loan, 6.000%, maturing August 17, 2011			14,794,999

		Norwood Promotional Products	NR	NR
1,090,736		Term Loan, 23.894%, maturing February 15, 2008			1,090,736

		Spectrum Brands, Inc.	B2	B-
56,383		Term Loan, 8.716%, maturing March 30, 2013			54,664
1,125,134		Term Loan, 9.040%, maturing March 30, 2013			1,090,818

		Totes Isotoner Corporation	B2	B
413,542		Term Loan, 7.738%, maturing January 31, 2013			397,000

		Yankee Candle Company, Inc.	Ba3	BB-
4,975,000		Term Loan, 7.200%, maturing February 06, 2014			4,682,719
					55,359,387
Personal, Food & Miscellaneous: 2.1%
		Acosta, Inc.	B1	B
4,443,750		Term Loan, 7.080%, maturing July 28, 2013			4,260,445

		Arbys Restaurant Group, Inc.	Ba3	BB
5,171,667		Term Loan, 7.130%, maturing July 25, 2012			5,001,002

		Culligan International Company	B1	B+
1,488,750		Term Loan, 7.278%, maturing November 24, 2012			1,343,597

		Dennys, Inc.	Ba2	BB
801,667		Term Loan, 7.120%, maturing March 31, 2012			787,637
1,366,759		Term Loan, 7.232%, maturing March 31, 2012			1,342,841

		Krispy Kreme Doughnut Corporation	B3	B
594,873		Term Loan, 7.710%, maturing February 15, 2014			557,693

		MD Beauty, Inc.	B1	BB-
2,581,188		Term Loan, 6.910%, maturing February 18, 2012			2,503,752

		N.E.W. Customer Services Companies, Inc.	B1	B
4,665,486		Term Loan, 7.686%, maturing May 22, 2014			4,391,388

		NPC International	Ba3	BB-
1,200,000		Term Loan, 6.853%, maturing May 03, 2013			1,143,750

		OSI Restaurant Partners, Inc.	B1	BB-
378,313		Term Loan, 7.953%, maturing June 14, 2013			347,480
4,610,258		Term Loan, 7.125%, maturing June 14, 2014			4,234,522

		QCE, LLC	B2	B
3,719,583		Term Loan, 7.450%, maturing May 05, 2013			3,528,438

		Reddy Ice Group, Inc.	Ba3	BB-
3,000,000		Term Loan, 6.998%, maturing August 09, 2012			2,947,500

		Sagittarius Brands, Inc.	B1	B+
1,477,500		Term Loan, 7.450%, maturing March 29, 2013			1,340,831

		Sbarro, Inc.	Ba3	B+
497,500		Term Loan, 7.406%, maturing January 31, 2014			473,869

		Seminole Hard Rock Entertainment	B1	BB
1,000,000		Term Loan, 8.194%, maturing March 15, 2014			960,000

		U.S. Security Holdings, Inc.	B1	B+
615,625		Term Loan, 7.350%, maturing May 08, 2013			617,164
					35,781,909
Printing & Publishing: 8.6%
		American Achievement Corporation	Ba2	BB-
1,117,766		Term Loan, 7.066%, maturing March 25, 2011			1,095,410

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS REPORT As of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Printing & Publishing (continued)
		American Reprographics Company	Ba2	BB
	$4,414,654	Term Loan, 6.881%, maturing June 18, 2009			$4,342,915

		Ascend Media Holdings, LLC	B3	B
	952,999	Term Loan, 9.425%, maturing January 31, 2012			819,579

		Black Press, Ltd.	Ba3	BB-
	746,111	Term Loan, 7.081%, maturing August 02, 2013			724,660
	1,228,889	Term Loan, 7.081%, maturing August 02, 2013			1,193,558

		Canwest Media, Inc.	Ba1	BB-
	2,736,250	Term Loan, 7.081%, maturing July 10, 2014			2,661,003

		Caribe Information Investments, Inc.	B1	B+
	2,710,887	Term Loan, 7.356%, maturing March 31, 2013			2,622,783

		Cenveo Corporation	Ba2	BB
	3,858,866	Term Loan, 6.988%, maturing June 21, 2013			3,677,982
	78,708	Term Loan, 6.988%, maturing June 21, 2013			75,019

		Dex Media West, LLC	Ba1	BB+
	1,174,704	Term Loan, 6.378%, maturing March 09, 2010			1,151,944
	5,058,389	Term Loan, 6.834%, maturing March 09, 2010			4,960,383

		Hanley Wood, LLC	B2	B
	2,715,688	Term Loan, 7.488%, maturing March 08, 2014			2,141,999

		Idearc, Inc.	Ba2	BBB-
	35,357,937	Term Loan, 7.200%, maturing November 17, 2014			33,933,578

		Intermedia Outdoor, Inc.	NR	NR
	1,985,000	Term Loan, 8.198%, maturing January 31, 2013			1,915,525

		Jostens IH Corporation	Ba1	BB
	912,069	Term Loan, 7.198%, maturing December 21, 2011			898,388

		Medimedia USA, Inc.	Ba3	BB-
	1,237,500	Term Loan, 7.374%, maturing October 05, 2013			1,194,188

		Merrill Communications, LLC	Ba3	BB-
	5,822,694	Term Loan, 7.298%, maturing May 15, 2011			5,618,900

		Nelson Canada	Ba3	BB-
	5,000,000	Term Loan, 7.698%, maturing July 05, 2014			4,684,375

		PagesJaunes Groupe S.A.	NR	NR
EUR	1,100,000	Term Loan, 6.500%, maturing February 28, 2014			1,545,615

		PagesJaunes Groupe S.A.	NR	NR
EUR	825,000	Term Loan, 7.000%, maturing February 28, 2014			1,165,417
EUR	825,000	Term Loan, 7.500%, maturing February 28, 2014			1,171,455

		PBL Media	B1	B
AUD	24,331,191	Term Loan, 9.537%, maturing February 05, 2013			20,485,813

		Prism Business Media Holdings/ Penton Media, Inc.	B1	BB-
	$2,189,000	Term Loan, 7.240%, maturing February 01, 2013			2,026,878

		R.H. Donnelley Corporation	Ba1	BB+
	9,019,396	Term Loan, 6.892%, maturing June 30, 2011			8,770,109
	2,955,427	Term Loan, 7.060%, maturing June 30, 2011			2,874,892

		Readers Digest	B1	B+
EUR	753,445	Term Loan, 6.722%, maturing March 02, 2014			1,003,531
	$4,353,152	Term Loan, 7.544%, maturing March 02, 2014			3,984,950

		Source Media, Inc.	B1	B
	3,606,045	Term Loan, 7.053%, maturing November 08, 2011			3,452,788

		Thomas Nelson Publishers	B1	B
	2,304,167	Term Loan, 7.388%, maturing June 12, 2012			2,209,120

		Thomson Learning	B1	B+
	20,000,000	Term Loan, 7.950%, maturing July 05, 2014			19,036,120

		Tribune Company	Ba3	BB
	498,750	Term Loan, 8.244%, maturing May 19, 2014			435,346

		Valassis Communications, Inc.	Ba2	BB
	1,024,100	Term Loan, 6.950%, maturing March 02, 2014			959,454

		Wenner Media LLC	Ba3	BB-
	855,000	Term Loan, 6.948%, maturing October 02, 2013			825,075

		Yell Group, PLC	Ba3	BB-
	2,000,000	Term Loan, 6.822%, maturing February 10, 2013			1,980,000
EUR	2,000,000	Term Loan, 6.169%, maturing February 27, 2013			2,872,008
					148,510,760

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS REPORT As of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Radio and TV Broadcasting: 5.1%
		Block Communications, Inc.	Ba1	BB
	$1,228,125	Term Loan, 7.198%, maturing December 22, 2012			1,185,141

		Citadel Broadcasting Corporation	Ba3	BB-
	11,300,000	Term Loan, 6.662%, maturing June 12, 2014			$10,311,250

		CMP KC, LLC	NR	NR
	2,049,994	Term Loan, 8.688%, maturing May 03, 2011			1,937,245

		CMP Susquehanna Corporation	B1	B-
	7,423,929	Term Loan, 6.767%, maturing May 05, 2013			7,060,156

		Cumulus Media, Inc.	Ba3	B
	2,854,180	Term Loan, 6.700%, maturing June 11, 2014			2,757,851

		CW Media Holdings, Inc.	Ba1	B+
	2,750,000	Term Loan, 8.499%, maturing February 15, 2015			2,736,250

		Emmis Communication	B2	B+
	1,208,222	Term Loan, 7.168%, maturing November 01, 2013			1,143,280

		Local TV Finance, LLC	Ba3	B+
	3,391,500	Term Loan, 7.310%, maturing May 07, 2013			3,204,968

		Nexstar Broadcasting Group	Ba3	BB-
	4,515,042	Term Loan, 6.948%, maturing October 01, 2012			4,357,016
	4,767,493	Term Loan, 6.948%, maturing October 01, 2012			4,600,631

		Nextmedia Operating, Inc.	B1	B+
	1,822,933	Term Loan, 6.660%, maturing November 15, 2012			1,709,000
	4,101,599	Term Loan, 6.686%, maturing November 15, 2012			3,845,249

		Paxson Communications	B1	CCC+
	6,500,000	Term Loan, 8.493%, maturing January 15, 2012			6,272,500

		Regent Communications	B2	B+
	2,233,125	Term Loan, 7.448%, maturing November 21, 2013			2,166,131

		Spanish Broadcasting Systems	B2	B-
	4,386,278	Term Loan, 6.950%, maturing June 11, 2012			4,128,584

		Univision Communications, Inc.	Ba3	B+
	30,539,584	Term Loan, 7.203%, maturing September 29, 2014			28,086,889

		Univision Communications, Inc.	B3	CCC+
	2,850,000	Term Loan, 7.322%, maturing March 29, 2009			2,803,688
					88,305,829
Retail Stores: 6.6%
		Amscan Holdings, Inc.	B1	B
	1,990,000	Term Loan, 7.488%, maturing May 25, 2013			1,875,575

		Burlington Coat Factory	B2	B-
	5,744,684	Term Loan, 7.320%, maturing May 28, 2013			5,222,877

		CBR Fashion Holding	NR	NR
EUR	750,000	Term Loan, 6.851%, maturing June 14, 2015			1,053,028
EUR	750,000	Term Loan, 7.101%, maturing June 14, 2016			1,056,917

		Claires Stores, Inc.	B1	B+
	$4,987,500	Term Loan, 7.948%, maturing May 29, 2014			4,424,850

		Dollar General Corporation	B2	B+
	14,000,000	Term Loan, 7.710%, maturing July 06, 2014			12,936,882

		Dollarama Group, L.P.	Ba1	BB-
	5,349,781	Term Loan, 6.710%, maturing November 18, 2011			5,199,319

		General Nutrition Centers, Inc.	B1	B-
	4,776,000	Term Loan, 7.480%, maturing September 16, 2013			4,399,890

		Guitar Center, Inc.	B2	B-
	5,200,000	Term Loan, 8.170%, maturing October 09, 2014			4,992,000

		Harbor Freight Tools USA, Inc.	B1	B+
	8,038,834	Term Loan, 6.852%, maturing July 15, 2010			7,670,390

		Mapco Express, Inc.	B2	BB-
	2,211,615	Term Loan, 7.740%, maturing April 28, 2011			2,167,383

		Mattress Firm	B1	B+
	995,006	Term Loan, 7.404%, maturing January 18, 2014			915,406

		Michaels Stores, Inc.	B2	B
	8,690,980	Term Loan, 7.607%, maturing October 31, 2013			8,011,502

		Nebraska Book Company, Inc.	Ba2	B
	3,352,543	Term Loan, 7.650%, maturing March 04, 2011			3,243,585

		Neiman Marcus Group, Inc.	Ba3	BB+
	18,155,696	Term Loan, 7.448%, maturing April 06, 2013			17,502,091

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS REPORT As of November 30, 2007 (Unaudited) (continued)

				Bank Loan Ratings†
Principal Amount			Borrower\Tranche Description	Moody’s	S&P	Market Value
Retail Stores (continued)
			Oriental Trading Company, Inc.	B1	BB-
	$2,407,774		Term Loan, 7.208%, maturing July 31, 2013			$2,320,493

			Pep Boys	Ba3	B+
	240,437		Term Loan, 7.080%, maturing January 27, 2011			237,732

			Petco Animal Supplies, Inc.	Ba3	BB-
	5,086,562		Term Loan, 7.328%, maturing October 26, 2013			4,897,937

			Phones 4U Group, Ltd.	NR	NR
GBP	1,615,726		Term Loan, 8.567%, maturing September 22, 2014			2,986,231
GBP	1,545,301		Term Loan, 9.317%, maturing September 22, 2015			2,871,962

			Rite Aid	Ba3	BB-
	$5,000,000		Term Loan, 6.457%, maturing June 04, 2014			4,803,125

			Sally Holdings, LLC	B2	BB-
	3,712,500		Term Loan, 7.519%, maturing November 16, 2013			3,575,271

			Sports Authority	B2	B
	2,962,500		Term Loan, 7.448%, maturing May 03, 2013			2,758,828

			Tire Rack, Inc.	B1	BB-
	773,585		Term Loan, 6.950%, maturing June 24, 2012			763,915

			Toys “R” Us, Inc.	B2	BB-
	1,368,159		Term Loan, 9.155%, maturing July 19, 2012			1,353,501

			Vivarte	NR	NR
EUR	2,500,000		Term Loan, 6.767%, maturing June 28, 2015			3,307,954
EUR	2,500,000		Term Loan, 7.267%, maturing June 28, 2016			3,327,874
						113,876,518
Satellite: 0.6%
			Intelsat (Bermuda), Ltd.	B2	B
	$3,200,000		Unsecured Term Loan, 7.206%, maturing February 01, 2014			3,140,000

			Intelsat Corporation	Ba2	BB
	4,205,639		Term Loan, 6.706%, maturing January 03, 2012			4,114,015

			Intelsat Subsidiary Holding Company, Ltd.	Ba2	BB+
	2,614,369		Term Loan, 6.706%, maturing July 07, 2013			2,564,043
						9,818,058
Telecommunications Equipment: 0.9%
			Macquarie UK Broadcast Ventures, Ltd.	NR	NR
GBP	5,500,000		Term Loan, 8.195%, maturing December 01, 2014			10,888,188

			Sorenson Communications, Inc.	B1	B
	$4,978,529		Term Loan, 7.313%, maturing August 16, 2014			4,779,388
						15,667,576
Textiles & Leather: 0.7%
			Hanesbrands Inc.	Ba2	BB
	1,823,925		Term Loan, 6.752%, maturing September 05, 2013			1,779,239

			Iconix Brand Group, Inc.	Ba2	BB-
	2,537,250		Term Loan, 7.450%, maturing May 02, 2013			2,423,074

			Polymer Group, Inc.	B1	BB
	6,283,201		Term Loan, 7.291%, maturing November 22, 2012			6,236,077

			St. John Knits International, Inc.	B1	BB
	509,247		Term Loan, 8.198%, maturing March 21, 2012			501,608

			Targus Group, Inc.	B2	B
	1,948,663		Term Loan, 8.288%, maturing November 22, 2012			1,799,264
						12,739,262
Utilities: 7.2%
			Astoria Generating Company Acquisitions, LLC	B1	BB-
	3,174,141		Term Loan, 7.210%, maturing February 23, 2013			3,082,884

			Boston Generating, LLC	B1	BB-
	1,062,345		Revolver, 7.573%, maturing December 20, 2013			1,026,195
	5,358,786		Term Loan, 7.448%, maturing December 20, 2013			5,176,437
	1,794,089		Term Loan, 7.448%, maturing December 20, 2013			1,733,039

		(2)	Calpine Corporation	B1	BB-
	18,308,000		Debtor-In-Possession, 7.448%, maturing March 29, 2009			17,896,070

			Cellnet Technology, Inc.	Ba2	NR
	1,549,545		Term Loan, 7.200%, maturing July 22, 2011			1,505,964

			Cellnet Technology, Inc.	B2	NR
	333,333		Term Loan, 9.450%, maturing October 22, 2011			323,542

			Coleto Creek WLE, L.P.	B1	BB-
	764,331		Term Loan, 7.948%, maturing June 28, 2013			737,580
	5,287,216		Term Loan, 7.948%, maturing June 28, 2013			5,102,163

			FirstLight Power Resources, Inc.	B1	BB-
	792,683		Term Loan, 7.750%, maturing November 01, 2013			757,012
	1,844,389		Term Loan, 8.090%, maturing November 01, 2013			1,761,391

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS REPORT As of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Utilities (continued)
		FirstLight Power Resources, Inc.	B3	B-
	$1,675,000	Term Loan, 9.750%, maturing May 01, 2014			$1,549,375

		Infrastrux Group, Inc.	B2	B
	4,284,818	Term Loan, 9.253%, maturing November 03, 2012			4,049,153

		KGEN, LLC	Ba3	BB
	1,550,781	Term Loan, 7.000%, maturing February 05, 2014			1,480,996
	937,500	Term Loan, 7.125%, maturing February 05, 2014			895,313

		Longview Power, LLC	Ba3	BB
	660,000	Term Loan, 4.421%, maturing February 28, 2014			641,850
	333,333	Term Loan, 7.500%, maturing February 28, 2014			324,167
	1,000,000	Term Loan, 8.000%, maturing February 28, 2014			972,500

		MACH Gen, LLC	B2	B+
	453,125	Term Loan, 7.200%, maturing February 22, 2013			431,375
	4,347,357	Term Loan, 7.000%, maturing February 22, 2014			4,138,684

		NRG Energy, Inc.	Ba1	BB
	17,238,608	Term Loan, 6.848%, maturing February 01, 2013			16,467,180
	12,451,502	Term Loan, 6.948%, maturing February 01, 2013			11,894,297

		NSG Holdings, LLC	Ba2	BB
	244,898	Term Loan, 7.210%, maturing June 15, 2014			234,490
	2,118,034	Term Loan, 7.210%, maturing June 15, 2014			2,028,018

		Riverside Energy Center, LLC	B1	B
	265,185	Term Loan, 9.210%, maturing June 24, 2010			264,522
	1,996,411	Term Loan, 9.210%, maturing June 24, 2011			1,991,420
	3,250,747	Term Loan, 9.210%, maturing June 24, 2011			3,242,621

		Texas Competitive Electric Holdings Company, LLC	Ba3	B+
	8,000,000	Term Loan, 8.396%, maturing October 20, 2014			7,870,000
	1,250,000	Term Loan, 8.396%, maturing October 20, 2014			1,231,321

		Thermal North America, Inc.	B1	BB
	1,954,098	Term Loan, 7.950%, maturing October 24, 2008			1,947,992

		TPF Generation Holdings, LLC	Ba3	BB-
	1,415,762	Revolver, 7.298%, maturing December 15, 2013			1,364,441
	1,916,282	Term Loan, 7.198%, maturing December 15, 2013			1,846,816
	5,823,504	Term Loan, 7.198%, maturing December 15, 2013			5,612,402

		TPF Generation Holdings, LLC	B3	B-
	2,000,000	Term Loan, 9.448%, maturing December 15, 2014			1,895,000

		Viridian Group, PLC	NR	NR
EUR	1,310,694	Term Loan, 8.133%, maturing December 19, 2012			1,844,061
GBP	1,320,000	Term Loan, 9.987%, maturing March 31, 2013			2,563,392

		Wolf Hollow I, L.P.	B1	BB-
	$850,000	Term Loan, 7.018%, maturing June 22, 2012			786,250
	3,400,000	Term Loan, 7.033%, maturing June 22, 2012			3,176,875
	3,998,482	Term Loan, 7.448%, maturing June 22, 2012			3,736,068
					123,582,856
		Total Senior Loans (Cost $2,362,621,519)			2,280,560,232
Other Corporate Debt: 0.2%
Automobile: 0.2%
		Avis Budget Car Rental	Ba1	BB-
	750,000	Floating Rate Note, 7.369%, maturing May 15, 2014			693,750

		Navistar International Corporation	NR	NR
	3,300,000	Unsecured Term Loan, 8.234%, maturing January 19, 2012			3,208,425
		Total Other Corporate Debt (Cost $4,050,000)			3,902,175

Equities and Other Assets:  0.0%

		Description		Market Value USD
(@), (R)		Decision One Corporation (463,664 Common Shares)		$—
(@), (R)		Neoplan USA Corporation (1,627 Common Shares)		—
(@), (R)		Neoplan USA Corporation (170 Series B Preferred Shares)		—
(@), (R)		Neoplan USA Corporation (102 Series C Preferred Shares)		—
(@), (R)		Neoplan USA Corporation (331 Series D Preferred Shares)		—
(@), (R)		Norwood Promotional Products, Inc. (80,087 Common Shares)		—
(@), (R)		Safelite Realty Corporation (30,003 Common Shares)		240,024
		Total for Equities and Other Assets (Cost $676,388)		240,024

		Total Investments (Cost $2,367,347,907)**	133.0%	$2,284,702,431
		Other Assets and Liabilities - Net	(33.0)	(566,994,597)
		Net Assets	100.0%	$1,717,707,834

	*

Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

	†	Bank Loans rated below Baa by considered to be below investment grade.

NR	Not Rated
(1)	The borrower filed for protection under Chapter 7 of the U.S. Federal Bankruptcy code.
(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
(3)	Loan is on non-accrual basis.
(@)	Non-income producing security.
(R)	Restricted security.

**	For Federal Income Tax purposes cost of investments is $2,367,704,429.
Net unrealized depreciation consists of the following:

	Gross Unrealized Appreciation	$11,040,319
	Gross Unrealized Depreciation	(94,042,317)
	Net Unrealized Depreciation	$(83,001,998)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Senior Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 29, 2008

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 29, 2008